Income Taxes	12 Months Ended
Oct. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
7.	Income Taxes

At October 31, the components of the income tax expense are as follows:

	2011	2010
Current tax expense:
Federal	$—	$—
State	1,600	1,600
Total corporate tax expense	1,600	1,600

Deferred tax expenses:
Federal	—	—
State	—	—
	—	—
Total provision:	$1,600	$1,600

Significant components of the Company’s net deferred income tax assets/ (liabilities) at October 31, 2011 were as follows:

Current deferred tax assets:
Accrued vacation	$—
Book compensation for options and warrants	—
Other	—
Total current deferred tax assets	—
Valuation allowance	—
Net deferred current tax assets	$—

Noncurrent deferred tax assets:
Net operating loss carryforward	$11,143,000
Other credit carryforward	165,000
Depreciation and amortization	—
Total noncurrent deferred tax assets	11,308,000
Valuation allowance	(11,308,000)
Net deferred noncurrent tax assets	—
Total deferred tax assets	$—

The Company, based upon its history of losses and management’s assessment of when operations are anticipated to generate taxable income, has concluded that it is more likely than not that none of the net deferred income tax assets will be realized through future taxable earnings and has established a valuation allowance for them. The change in the total valuation allowance for the year ended October 31, 2011 was a decrease of $179,000.

Reconciliation of the effective income tax rate to the U.S. statutory income tax rate is as follows:

	2011	2010
Tax expense at U.S. statutory income tax rate	(34.0)%	(34.0)%
State tax	(5.8)%	(5.8)%
Utilization of net operating loss	0%	0%
Change in beginning balance of valuation allowance	39.8%	39.8%

Effective income tax rate	—%	—%

As of October 31, 2011, the Company has federal and state net operating loss carryforwards of $28,000,000 and $11,312,000, respectively. The federal and state net operating loss carryforwards begin expiring through 2029. The Company also has federal and state research and development tax credit carryforwards of $165,000 and $130,000, respectively.

Management regularly evaluates the likelihood of realizing the benefit for income tax positions taken by the Company in various federal and state filings by considering all relevant facts, circumstances and information available. If management believes it is more likely than not that a position will be sustained, the Company will recognize a benefit at the largest amount which is cumulatively greater than 50% likely to be realized. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as a component of the provision for income taxes. The Company has not recognized any contingencies for uncertain tax positions for the years ended October 31, 2011 and 2010. Although, the IRS is not currently examining any of the Company's income tax returns, tax years 2007 through 2010 remain open and are subject to examination.